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   As Filed with the Securities and Exchange Commission on September 12, 1997.



   Acacia National Variable Life Insurance Separate Account I of Acacia National Life Insurance Company
   Semi-Annual Report on Form N-30D


         This semi-annual report on Form N-30D is being filed on behalf of Acacia National Variable Life Insurance Separate Account I (File No. 811-08998) for the period ended June 30, 1997. Included in this filing is the letter to policyholders dated August 30, 1997, which accompanied the semi-annual report as mailed to policyholders on September 5, 1997. The information required to be contained in this report is incorporated by reference from the following previously filed semi-annual reports for the underlying funds of the registrant:

   1. The Alger American Fund, File No. 811-05550, Form N-30D, Filed September 3, 1997, Accession No. 0000930413-97-000507.

   2. Calvert Responsibly Invested Series, File No. 811-03591, Form N-30D, Filed August 27, 1997, Accession No. 0000708950-97-000012.

   3. Dreyfus Stock Index Fund, File No. 811-05719, Form N-30D, Filed August 28, 1997, Accession No. 0000846800-97-000008.

   4. Neuberger & Berman Advisers Management Trust Growth Portfolio, File No. 811-04255, Form N-30D, Filed August 26, 1997, Accession No. 0000912057-97-029065.

   5. Neuberger & Berman Advisers Management Trust Limited Maturity Bond Portfolio, File No. 811-04255, Form N-30D, Filed August 26, 1997, Accession No. 0000912057-97-029069.

   6. Oppenheimer Variable Account Funds, File No. 811-04108, Form N-30D, Filed September 5, 1997, Accession No. 0000912057-97-030047.

   7. The Strong Discovery Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed September 3, 1997, Accession No. 0000883644-97-000041.

   8. The Strong International Stock Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed September 5, 1997, Accession No. 0000883644-97-000050.

   9. The Strong Advantage Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed September 3, 1997, Accession No. 0000883644-97-000039.

   10. The Strong Asset Allocation Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed September 3, 1997, Accession No. 0000883644-97-000040.

   11. Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust, File No. 811-05083, Form N-30D, Filed August 22, 1997, Accession No. 0000950123-97-007203.



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   THE ACACIA GROUP
   7315 Wisconsin Avenue
   Bethesda, Maryland 20814




   August 30, 1997





   Dear Allocator 2000 and Allocator 2000 Annuity Policyholder:

   Enclosed are the semi-annual reports for the funds available through Acacia National's Variable Life Insurance Policy, Allocator 2000 and Variable Annuity Policy, Allocator 2000 Annuity. These reports are sent on a semi-annual basis to policyholders of record on June 30 and December 31 of the respective purchase year.

   In an effort to provide you with complete information pertaining to the funds, we have included the semi-annual reports for all of the funds available and not just those you currently have elected to allocate funds into.

   Should you have any questions, please contact your registered representative or the Variable Product Service Center at 1-800-369-9407.



   Sincerely,

   /s/ Michele Dupre

   Michele Dupre
   2nd Vice President
   Marketing Communications















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